Discontinued Operations - Summary of the Significant Non-cash Items and Purchases of Property and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from discontinued operations operating activities [Abstract]
Share-based compensation	$ 69,174	$ 3,917	$ 3,547
Community Living Business | Discontinued Operations
Cash flows from discontinued operations operating activities [Abstract]
Depreciation and amortization	42,338	41,779	43,637
Share-based compensation	7,838	137	183
Impairment of long-lived assets	6,238	8,134	8,898
Cash flows from discontinued operations investing activities [Abstract]
Purchases of property and equipment	$ 10,429	$ 11,983	$ 17,326